As filed with the Securities and Exchange Commission on May 22, 2012

Securities Act File No. 333-123257
Investment Company Act File No. 811-10325

United States Securities and Exchange Commission
Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 713	☒
and/or
Registration Statement Under the Investment Company Act of 1940	☒
Amendment No. 717	☒

MARKET VECTORS ETF TRUST
(Exact Name of Registrant as Specified in its Charter)

335 Madison Avenue, 19th Floor
New York, New York 10017

(Address of Principal Executive Offices)

(212) 293-2000
Registrant’s Telephone Number
Joseph J. McBrien, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
335 Madison Avenue, 19th Floor
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:
Stuart M. Strauss, Esq.
Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)
☒	Immediately upon filing pursuant to paragraph (b)
☐	On [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of rule 485

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This filing relates solely to the following series of the Registrant: Market Vectors Africa Index ETF, Market Vectors Agribusiness ETF, Market Vectors Brazil Small-Cap ETF, Market Vectors China ETF, Market Vectors Coal ETF, Market Vectors Colombia ETF, Market Vectors Egypt Index ETF, Market Vectors Environmental Services ETF, Market Vectors Gaming ETF, Market Vectors Germany Small-Cap ETF, Market Vectors Global Alternative Energy ETF, Market Vectors Gold Miners ETF, Market Vectors Gulf States Index ETF, Market Vectors India Small-Cap Index ETF, Market Vectors Indonesia Index ETF, Market Vectors Junior Gold Miners ETF, Market Vectors Latin America Small-Cap Index ETF, Market Vectors Oil Services ETF, Market Vectors Poland ETF, Market Vectors Rare Earth/Strategic Metals ETF, Market Vectors Russia ETF, Market Vectors Russia Small-Cap ETF, Market Vectors RVE Hard Assets Producers ETF, Market Vectors Solar Energy ETF, Market Vectors Steel ETF, Market Vectors Uranium+Nuclear Energy ETF and Market Vectors Vietnam ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 22nd day of May 2012.

MARKET VECTORS ETF TRUST

By:	/s/ Jan F. van Eck

Name:	Jan F. van Eck
Title: President and Chief Executive Officer

                    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

/s/ David H. Chow*	Trustee	May 22, 2012

David H. Chow

/s/ R. Alastair Short*	Trustee	May 22, 2012

R. Alastair Short

/s/ Richard D. Stamberger*	Trustee	May 22, 2012

Richard D. Stamberger

	President, Chief Executive Officer and Trustee	May 22, 2012
/s/ Jan F. van Eck*

Jan F. van Eck

	Treasurer, Chief Financial Officer and Principal Accounting Officer	May 22, 2012

/s/ John J. Crimmins*

John J. Crimmins

*By: /s/ Laura I Martinez

Laura I Martinez
Attorney-in-Fact

EXHIBIT INDEX

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase